Earnings per Share (Details) - CAD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation between basic and diluted earnings per share:
Net income	$ 4,448	$ 5,625	$ 5,118
Weighted-average basic shares outstanding (in shares)	633.5	657.7	686.4
Dilutive effect of stock-based compensation (in shares)	1.0	1.4	1.9
Weighted-average diluted shares outstanding (in shares)	634.5	659.1	688.3
Basic earnings per share (in dollars per share)	$ 7.02	$ 8.55	$ 7.46
Diluted earnings per share (in dollars per share)	$ 7.01	$ 8.53	$ 7.44
Stock Options [Member]
Units excluded from the calculation as their inclusion would not have a dilutive effect
Units excluded from the calculation as their inclusion would not have a dilutive effect (in shares)	1.2	1.0	0.6
Performance Share Units [Member]
Units excluded from the calculation as their inclusion would not have a dilutive effect
Units excluded from the calculation as their inclusion would not have a dilutive effect (in shares)	0.4	0.5	0.2